EMPLOYEE BENEFIT PLANS, Assumptions in Benefit Obligation and Net Cost Pension Plans (FY) (Details) - Pension Plan [Member]		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate		2.00%	2.80%
Salary scale		3.40%	3.00%
Weighted Average Assumptions Used in Calculating Net Cost [Abstract]
Net cost discount rate		2.80%	2.50%	2.70%
Interest cost	[1]	0.027	0.024	0.025
Service cost	[1]	0.032	0.028	0.031
Salary scale		3.00%	3.00%	2.60%
Expected return on plan assets		5.60%	6.00%	6.20%
Growth Seeking Assets [Member]
Weighted Average Assumptions Used in Calculating Net Cost [Abstract]
Investment percentage within plan asset category		40.00%
Income Generating and Hedging Assets [Member]
Weighted Average Assumptions Used in Calculating Net Cost [Abstract]
Investment percentage within plan asset category		60.00%

[1]	Obligation discount rate is used for the service cost and interest cost measurements for non-significant plans.